Income Tax (Details Narrative) - USD ($)		5 Months Ended		12 Months Ended
	Jul. 04, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Jul. 31, 2025	Dec. 31, 2024	Jul. 31, 2024
Parent Company [Member]
Income tax likelihood percentage description		greater than 50 percent			greater than 50 percent
Statutory federal income tax rate		21.00%	21.00%		21.00%		21.00%
Operating loss carryforwards not subject to expiration		$ 2,100,000		$ 2,100,000	$ 2,100,000
Reduce taxable income percentage description		net operating losses can only be used to reduce taxable income by 80 percent.			net operating losses can only be used to reduce taxable income by 80 percent.
Deferred tax assets, valuation allowance		$ 3,904,000	$ 3,800,000	3,904,000	$ 3,904,000	$ 3,800,000	$ 3,848,000
Increase (decrease) in valuation allowance		56,000	(313,000)		56,000		(313,000)
Income taxes paid		$ 0	$ 0		$ 0		$ 0
Effective tax rate
Parent Company [Member] | Federal and State Jurisdiction [Member]
Net operating loss carryforwards		$ 15,500,000		15,500,000	$ 15,000,000.0
Parent Company [Member] | Income Tax Jurisdiction, Foreign [Member]
Net operating loss carryforwards		100,000		$ 100,000	$ 100,000
Gravitics Inc [Member]
Statutory federal income tax rate				21.00%		21.00%
Net operating loss carryforwards		23,600,000	$ 14,200,000	$ 23,600,000		$ 14,200,000
Deferred tax assets, valuation allowance		6,081,000	4,487,000	6,081,000		4,487,000
Increase (decrease) in valuation allowance				$ 1,600,000		$ 1,100,000
Effective tax rate				0.00%		0.00%
Research and development tax credits		$ 23,000	$ 23,000	$ 23,000		$ 23,000
Income tax description	the One Big Beautiful Bill Act (“OBBBA”) was enacted in the United States. The legislation includes significant corporate tax reforms, including the permanent reinstatement of the ability to deduct domestic research and development expenditures as incurred beginning in fiscal 2025, replacing the previous requirement to capitalize and amortize such expenditures over five years. As part of OBBBA, the law changed such that all the R&D costs that were required to be capitalized from 2022 through 2024 can (1) be 100% deducted in 2025, (2) be 50% deducted in 2025 and 50% deducted in 2026, or (3) be deducted over the remaining years per the original amortization schedule. Foreign R&D expenditures are still required to be capitalized and amortized over a period of fifteen years. The Company did not accelerate deductions related to previously capitalized domestic R&D expenditures and continues to amortize such amounts over their original five-year recovery period.